MAINLAND CHINA CONTRIBUTION PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
MAINLAND CHINA CONTRIBUTION PLAN
Contribution plan	$ 99,349	$ 323,292	$ 289,416